GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

Our consolidated financial statements have been prepared on a going concern basis which assumes we will be able to realize our assets and discharge our liabilities in the normal course of business for the foreseeable future. During the three-months ended March 31, 2018, we incurred losses of $7,206,500 and used cash of $1,651,026 in our operating activities. As at March 31, 2018, we had a working capital deficit of $511,153 and an accumulated deficit of $22,476,406. Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and, or, obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due. There is no assurance that these events will be satisfactorily completed.

NOTE 3 – GOING CONCERN

Our consolidated financial statements have been prepared on a going concern basis which assumes we will be able to realize our assets and discharge our liabilities in the normal course of business for the foreseeable future. During the year ended December 31, 2017, we incurred losses of $5,907,512 and used cash of $1,878,276 in our operating activities. As at December 31, 2017, we had a working capital deficit of $288,439 and an accumulated deficit of $15,269,845. Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and, or, obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due. There is no assurance that these events will be satisfactorily completed.